UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1.	Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
March 31, 2018

# Franklin New York Intermediate-Term Tax-Free Income Fund

A SERIES OF FRANKLIN NEW YORK TAX-FREE TRUST

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Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The six months ended March 31, 2018, benefited from mostly upbeat economic data as the US job market continued to improve and the unemployment rate declined. Accordingly, the US Federal Reserve (Fed), under new chairman Jerome Powell, increased its target for the federal funds rate a quarter point from a range of 1.25% to 1.50% to a range of 1.50% to 1.75% at its recent March meeting. This was the Fed’s second rate hike for the six months, following December.

During the six months, the municipal bond market posted modest performance similar to other US fixed income classes, with generally higher returns for longer term and lower rated municipal bonds. Factors contributing to this positive investment environment for municipals included consistently low inflation, stagnant wage growth and international political concerns. Federal government fiscal reform uncertainty also benefited tax-free municipals during most of the period, despite some volatility in reaction to the government’s tax code efforts.

Franklin New York Intermediate-Term Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us when

Not FDIC Insured | May Lose Value | No Bank Guarantee

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you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin New York Intermediate-Term Tax-Free Income Fund

Sheila Amoroso

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of March 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Contents

Semiannual Report

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin New York Intermediate-Term Tax-Free Income Fund

This semiannual report for Franklin New York Intermediate-Term Tax-Free Income Fund covers the period ended March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investment management and preservation of shareholders’ capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more US nationally recognized rating services (or comparable unrated or short-term rated securities).

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.63 on September 30, 2017, to $11.34 on March 31, 2018. The Fund’s Class A shares paid dividends totaling 14.74 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.54% based on an annualization of March’s 2.46 cent per share dividend and the maximum offering price of $11.60 on March 31, 2018. An investor in the 2018 maximum combined effective federal and New York State and City personal income tax bracket of 53.50% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.46% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Credit Quality Composition*

3/31/18

Ratings	% of Total Investments
AAA	19.19%
AA	53.67%
A	11.36%
BBB	0.13%
Refunded	15.65%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

During the period under review, the Fund experienced a reduction of its monthly dividend. While there are many factors that can impact a Funds’ ability to distribute dividends, the primary reason for the dividend cut was due to bonds maturing or being called away by issuers, which were purchased by the Fund at yields greater than the prevailing market yields.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The municipal bond market performed better than the US Treasury market but underperformed US stock markets during the six-month period ended March 31, 2018. Investment-grade municipal bonds, as measured by the Bloomberg Barclays

1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, US investors must be properly certified on Form W-9 and non-US investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 15.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Municipal Bond Index, had a -0.37% total return for the period, while US Treasuries, as measured by the Bloomberg Barclays US Treasury Index, had a -1.13% total return.3 Both high-yield corporate bonds and high-yield municipal bonds performed better than their investment-grade counterparts. US equities, as represented by the Standard & Poor’s® 500 Index, outperformed both municipals and US Treasuries with a +5.84% total return for the reporting period.3 US stocks generated positive returns through the first three months of the reporting period, but experienced a significant bout of volatility in early February that led to losses in that month and reduced overall returns. Multiple factors, including recent indications of rising interest rates and proposed steel and aluminum tariffs, contributed to the volatility in stock markets and also drove losses in both the municipal bond market and US Treasury market during the first quarter of 2018.

Impending tax reform contained potential implications for the municipal bond market and caused a deluge of supply in December, as issuers rushed to market before the end of the 2017. December supply of $63 billion and fourth-quarter 2017 supply of $145 billion eclipsed previous monthly and quarterly records of municipal bond issuance, respectively.4 Despite this extraordinary supply pressuring the market, strong demand buoyed returns through the end of 2017. However, diminished issuance, heavy dealer inventories and selling pressures in 2018 led municipals to have a -1.11% total return during the first quarter of 2018, as measured by the Bloomberg Barclays Municipal Bond Index.3 Municipal performance was in line with US Treasuries, which had a total return of -1.18% during the same period.3

Municipal issuance during the reporting period totaled $207 billion, representing a modest 4% increase from total issuance in the prior six-month period (ended September 30, 2017) that was driven by the aforementioned fourth quarter activity.4 Furthermore, issuance was subdued during the first quarter of 2018, with only $62 billion in primary market volume, a 32% decline from the first quarter of 2017.5 After accounting for redemptions (bonds that matured or were called out of the market), net issuance stood at $64 billion in 2017, which marked a third consecutive year of positive net issuance.5 Net issuance turned negative in the first three months of 2018, standing at -$19 billion at period-end.5 According to the Investment Company Institute, municipal bond funds

Dividend Distributions*

10/1/17–3/31/18

	Dividend per Share (cents)
Month	Class A	Class C	Class R6	Advisor Class
October	2.51	1.97	2.64	2.60
November	2.51	1.97	2.64	2.60
December	2.42	1.88	2.56	2.51
January	2.42	1.88	2.56	2.51
February	2.42	1.88	2.56	2.51
March	2.46	1.93	2.57	2.55
Total	14.74	11.51	15.53	15.28

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

reported inflows for four of the six months of the reporting period, with the only negative flows occurring in December 2017 and February 2018. The total inflows for the period were approximately $30 billion.6

The Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% twice during the reporting period: once at its December 2017 meeting and another 0.25% at its March 2018 meeting. The target range stood at 1.50%–1.75% at period-end. The Fed also increased the discount rate 0.25% to 2.00% in December and another 0.25% at the March meeting, to finish the period at 2.25%. The Fed cited a strengthening economic outlook and strong labor market conditions in its press release following the March 2018 decision.

On February 27, 2018, Jerome Powell spoke before Congress for the first time as Fed Chair after succeeding Janet Yellen in that role. In his prepared remarks, Powell noted an economic backdrop of solid growth and a strong labor market. He reiterated the Fed’s intention to gradually raise interest rates in an effort to keep the economy from overheating while still fostering a return of inflation to the Fed’s 2% target.

Investors continued to favor risky assets through most of the period. Municipal bonds with longer maturities generally performed better than bonds with shorter maturities, and high yield tax-exempt bonds outperformed their investment-grade

3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

4. Source: The Bond Buyer, Thomson Reuters.

5. Source: Barclays Municipal Credit Research.

6. Source: Investment Company Institute.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

counterparts. During the six-month reporting period, the Bloomberg Barclays High Yield Municipal Bond Index generated a +2.43% total return and the Bloomberg Barclays Municipal Long Bond (22+ Years) Index returned +0.63%.3

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

State Update

Over the six months under review, New York’s robust and well-diversified economy continued to progress. The state has a significant presence of corporate headquarters and attracts a highly educated and global workforce. New York’s unemployment decreased slightly from 4.7% in September 2017 to 4.6% at period-end, yet remained higher than the national average of 4.1%.7

New York’s governor released the fiscal year 2019 executive budget proposal in January 2018, which continued to emphasize structural balance through controlled spending. The proposed budget tackled the state’s large budget gap through several actions including spending cuts and re-estimates across Medicaid, education and agency operations. The governor also proposed several new revenue enhancements and charitable trust funds for health care and education.

New York’s net tax-supported debt was moderately high at 5.3% of personal income and $3,070 per capita, compared with the 2.5% and $1,006 national medians, respectively.8 During the period under review, independent credit rating agency Standard & Poor’s (S&P) affirmed its AA+ rating and stable outlook on New York’s general obligation debt.9 S&P’s rating reflected its view of the state’s stable budget and financial trends, well-funded pension system and prudent use of monetary settlements. According to S&P, these strengths are counterbalanced by volatility in the state’s income tax receipts and an uncertain federal policy environment.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking

Portfolio Composition

3/31/18

% of Total Investments*
Refunded**	18.07%
Transportation	17.62%
Subject to Government Appropriations	15.04%
Tax-Supported	14.81%
General Obligation	12.72%
Utilities	7.71%
Hospital & Health Care	5.14%
Other Revenue	4.40%
Higher Education	3.49%
Corporate-Backed	0.60%
Housing	0.40%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we typically look to construct a portfolio that maintains a dollar-weighted average maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. The Fund did not own any securities issued by US territories, such as Puerto Rico, during the period under review.

Thank you for your continued participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

7. Source: Bureau of Labor Statistics.

8. Source: Moody’s Investors Service, State Government - US: Medians - Total State Debt Remains Essentially Flat in 2017, 5/3/17.

9. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of March 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	-1.23%	-3.47%

1-Year	+1.01%	-1.31%

5-Year	+9.10%	+1.30%

10-Year	+41.59%	+3.30%

Advisor[3]
6-Month	-1.10%	-1.10%

1-Year	+1.19%	+1.19%

5-Year	+9.69%	+1.87%

10-Year	+43.28%	+3.66%

Share Class	Distribution Rate[4]	Taxable Equivalent Distribution Rate[5]	30-Day Standardized Yield[6]	Taxable Equivalent 30-Day Standardized Yield[5]

A	2.54%	5.46%	1.50%	3.23%

Advisor	2.69%	5.78%	1.64%	3.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	3/31/18	9/30/17	Change
A (FKNIX)	$11.34	$11.63	-$0.29
C (FKNCX)	$11.38	$11.67	-$0.29
R6 (FKNRX)	$11.37	$11.66	-$0.29
Advisor (FNYZX)	$11.38	$11.66	-$0.28

Distributions (10/1/17–3/31/18)

Share Class	Net Investment Income
A	$0.1474
C	$0.1151
R6	$0.1553
Advisor	$0.1528

Total Annual Operating Expenses7

Share Class
A	0.65%
Advisor	0.55%

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +46.20% and +4.16%.

4. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/18.

5. Taxable equivalent distribution rate and yield assume the published rates as of 1/15/18 for the maximum combined effective federal and New York State and City personal income tax rate of 53.50%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1]	Ending Account Value 3/31/18	Expenses Paid During Period 10/1/17–3/31/18[1]	Annualized Expense Ratio
A	$1,000	$987.70	$3.27	$1,021.64	$3.33	0.66%
C	$1,000	$985.00	$5.99	$1,018.90	$6.09	1.21%
R6	$1,000	$988.40	$2.58	$1,022.34	$2.62	0.52%
Advisor	$1,000	$989.00	$2.78	$1,022.14	$2.82	0.56%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

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FRANKLIN NEW YORK TAX-FREE TRUST

Financial Highlights

Franklin New York Intermediate-Term Tax-Free Income Fund

	Six Months Ended March 31, 2018	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.63	$11.94	$11.75	$11.74	$11.41	$11.96

Income from investment operations[a]:

Net investment income[b]	0.15	0.30	0.30	0.32	0.33	0.33

Net realized and unrealized gains (losses)	(0.29)	(0.31)	0.19	0.01	0.33	(0.56)

Total from investment operations	(0.14)	(0.01)	0.49	0.33	0.66	(0.23)

Less distributions from net investment income	(0.15)	(0.30)	(0.30)	(0.32)	(0.33)	(0.32)

Net asset value, end of period	$11.34	$11.63	$11.94	$11.75	$11.74	$11.41

Total return[c]	(1.23)%	(0.08)%	4.24%	2.81%	5.88%	(1.99)%

Ratios to average net assets[d]

Expenses	0.66%	0.65%	0.65%	0.65%	0.66%	0.65%

Net investment income	2.59%	2.56%	2.54%	2.71%	2.87%	2.77%

Supplemental data

Net assets, end of period (000’s)	$470,971	$497,363	$574,905	$535,083	$522,201	$599,752

Portfolio turnover rate	5.87%	9.30%	3.30%	6.32%	8.88%	9.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. dRatios are annualized for periods less than one year.

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FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended March 31, 2018	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Class C
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.67	$11.98	$11.79	$11.78	$11.44	$11.99

Income from investment operations[a]:

Net investment income[b]	0.12	0.23	0.24	0.25	0.27	0.26

Net realized and unrealized gains (losses)	(0.29)	(0.31)	0.19	0.01	0.34	(0.56)

Total from investment operations	(0.17)	(0.08)	0.43	0.26	0.61	(0.30)

Less distributions from net investment income	(0.12)	(0.23)	(0.24)	(0.25)	(0.27)	(0.25)

Net asset value, end of period	$11.38	$11.67	$11.98	$11.79	$11.78	$11.44

Total return[c]	(1.50)%	(0.55)%	3.57%	2.22%	5.40%	(2.54)%

Ratios to average net assets[d]

Expenses	1.21%	1.20%	1.20%	1.20%	1.20%	1.20%

Net investment income	2.04%	2.01%	1.99%	2.16%	2.32%	2.22%

Supplemental data

Net assets, end of period (000’s)	$140,185	$157,323	$192,805	$165,045	$153,264	$151,209

Portfolio turnover rate	5.87%	9.30%	3.30%	6.32%	8.88%	9.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. dRatios are annualized for periods less than one year.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.66	$11.69

Income from investment operations[b]:

Net investment income[c]	0.16	0.05

Net realized and unrealized gains (losses)	(0.29)	(0.03)

Total from investment operations	(0.13)	0.02

Less distributions from net investment income	(0.16)	(0.05)

Net asset value, end of period	$11.37	$11.66

Total return[d]	(1.16)%	0.19%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.52%	1.57%

Expenses net of waiver and payments by affiliates	0.52%	0.51%

Net investment income	2.73%	2.70%

Supplemental data

Net assets, end of period (000’s)	$73,013	$5

Portfolio turnover rate	5.87%	9.30%

aFor the period August 1, 2017 (effective date) to September 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended March 31, 2018	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.66	$11.97	$11.78	$11.77	$11.43	$11.99

Income from investment operations[a]:

Net investment income[b]	0.15	0.31	0.32	0.33	0.34	0.34

Net realized and unrealized gains (losses)	(0.28)	(0.31)	0.18	0.01	0.34	(0.57)

Total from investment operations	(0.13)	—	0.50	0.34	0.68	(0.23)

Less distributions from net investment income	(0.15)	(0.31)	(0.31)	(0.33)	(0.34)	(0.33)

Net asset value, end of period	$11.38	$11.66	$11.97	$11.78	$11.77	$11.43

Total return[c]	(1.10)%	0.02%	4.31%	2.90%	6.07%	(1.97)%

Ratios to average net assets[d]

Expenses	0.56%	0.55%	0.55%	0.55%	0.56%	0.55%

Net investment income	2.69%	2.66%	2.64%	2.81%	2.97%	2.87%

Supplemental data

Net assets, end of period (000’s)	$356,514	$440,149	$425,166	$365,499	$313,114	$178,788

Portfolio turnover rate	5.87%	9.30%	3.30%	6.32%	8.88%	9.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments, March 31, 2018 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

	Principal Amount	Value
Municipal Bonds 99.0%
New York 99.0%
Allegany County GO, Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26	$1,245,000	$1,432,534
Brookhaven GO,
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/27	3,290,000	3,347,213
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/28	4,420,000	4,486,123
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/20	8,345,000	8,649,592
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.25%, 5/01/24	16,520,000	17,166,923
Grand Island CSD,
GO, Refunding, School District, 4.00%, 12/01/29	3,915,000	4,280,269
GO, School District, 4.00%, 12/01/30	3,650,000	3,970,032
Haverstraw-Stony Point CSD,
GO, Rockland and Orange Counties, School District, Refunding, 5.00%, 10/15/25	850,000	966,229
GO, Rockland and Orange Counties, School District, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	677,064
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,554,250
General, Refunding, Series B, 5.00%, 9/01/31	4,000,000	4,606,760
Monroe County GO,
Public Improvement, Series A, Assured Guaranty, 4.50%, 6/01/20	2,855,000	2,949,158
Public Improvement, Series A, Assured Guaranty, 4.75%, 6/01/23	2,860,000	2,958,470
Monroe County IDA School Facility Revenue,
Rochester Schools Modernization Project, 5.00%, 5/01/26	5,000,000	5,638,300
Rochester Schools Modernization Project, 5.00%, 5/01/29	9,645,000	10,802,593
Rochester Schools Modernization Project, 5.00%, 5/01/29	1,175,000	1,345,586
Monroe County IDC Revenue,
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/25	5,445,000	6,242,584
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/27	6,220,000	7,131,106
MTA Dedicated Tax Fund Revenue, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/32	70,000,000	42,641,900
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/29	4,440,000	5,116,834
Transportation, Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,065,288
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	11,728,600
Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	12,231,450
Transportation, Series E, BAM Insured, Pre-Refunded, 5.00%, 11/15/27	8,900,000	10,275,851
Transportation, Green Bonds, Climate Bond Certified, Capital Appreciation, Refunding, Series C-2, Subseries C-2, zero cpn., 11/15/39	15,000,000	6,564,000
Nassau County GO,
General Improvement, Series A, AGMC Insured, Pre-Refunded, 4.25%, 4/01/26	10,540,000	11,286,337
General Improvement, Series C, Pre-Refunded, 4.00%, 10/01/24	6,200,000	6,542,178
Multi-Modal, Series A, Pre-Refunded, 4.25%, 12/01/23	5,615,000	5,978,347
Multi-Modal, Series B, Pre-Refunded, 4.25%, 12/01/23	5,925,000	6,308,407
New York City GO,
Fiscal 2012, Series D, Subseries D-1, 5.00%, 10/01/24	5,000,000	5,505,600
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	11,511,300
Fiscal 2016, Refunding, Series A, 5.00%, 8/01/26	9,000,000	10,523,970
Fiscal 2018, Series B, Subseries B-1, 5.25%, 10/01/33	5,195,000	6,225,740
Fiscal 2018, Series E, Subseries E-1, 5.25%, 3/01/31	5,000,000	6,087,550
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	2,890,254
New York City IDAR, Pilot, Yankee Stadium Project, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 3/01/21	10,150,000	9,458,073

franklintempleton.com	Semiannual Report	15

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2012, Refunding, Series EE, 5.00%, 6/15/28	$8,000,000	$8,890,320
Second General Resolution, Fiscal 2012, Refunding, Series FF, 5.00%, 6/15/22	6,800,000	7,646,872
Second General Resolution, Fiscal 2014, Refunding, Series DD, 5.00%, 6/15/23	6,000,000	6,871,860
Second General Resolution, Fiscal 2015, Refunding, Series DD, 5.00%, 6/15/29	7,790,000	8,911,448
Second General Resolution, Fiscal 2015, Refunding, Series GG, 5.00%, 6/15/27	10,000,000	11,695,000
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 4.00%, 6/15/37	5,000,000	5,255,300
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	12,178,473
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,026,970
Fiscal 2012, Series S-1, Subseries S-1A, 5.00%, 7/15/26	9,020,000	9,884,567
New York City Transitional Finance Authority Revenue,
Future Tax Secured, New York City Recovery, Fiscal 2003, Subseries 13, 5.00%, 11/01/22	6,800,000	7,675,364
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%, 5/01/22	10,000,000	10,365,000
Future Tax Secured, Subordinate, Fiscal 2011, Refunding, Series E, 4.50%, 11/01/19	10,000,000	10,440,300
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/23	5,000,000	5,540,200
Future Tax Secured, Subordinate, Fiscal 2016, Series A, Subseries A-1, 5.00%, 8/01/28	5,000,000	5,803,000
Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 4.00%, 8/01/35	4,000,000	4,213,240
New York City Trust for Cultural Resources Revenue,
Lincoln Center for Performing Arts Inc., Refunding, Series A, 5.00%, 12/01/26	2,500,000	2,979,650
Whitney Museum of American Art, 5.00%, 7/01/21	9,760,000	10,589,698
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%, 11/15/25	2,250,000	2,644,672
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	5,000,000	6,219,700
New York State Dormitory Authority Revenues,
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	10,743,421
Non-State Supported Debt, Master Boces Program, Lease, Oneida Herkimer Madison, Refunding, 5.00%, 8/15/28	1,100,000	1,301,861
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%, 7/01/23	1,250,000	1,379,837
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/19	1,500,000	1,558,950
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/21	3,000,000	3,195,810
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,036,529
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,054,700
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,053,980
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,054,520
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 1, 4.00%, 1/15/21	13,510,000	14,014,463
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 2, Subseries 2-2, 5.00%, 1/15/21	6,675,000	6,692,555
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/33	12,000,000	14,147,400
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/23	7,400,000	7,704,880

16	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/27	$6,000,000	$6,887,700
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/19	5,000,000	5,182,500
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/20	11,695,000	12,119,295
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,300,863
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/21	3,000,000	3,290,190
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,145,540
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,265,040
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, 5.00%, 10/01/24	345,000	380,870
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/18	7,495,000	7,623,015
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/19	4,000,000	4,197,600
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	6,425,000	7,258,451
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	860,000	924,431
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/23	13,420,000	14,503,933
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	160,000	167,371
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/24	4,570,000	4,797,175
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/24	270,000	283,217
Non-State Supported Debt, School Districts, Financing Program, Series A, Pre-Refunded, 5.00%, 10/01/24	6,710,000	7,424,414
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty, Pre-Refunded, 7.25%, 10/01/28	7,615,000	7,822,966
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/29	1,000,000	1,181,630
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,365,412
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured, 5.50%, 7/01/22	10,000,000	11,425,900
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,088,120
Secondarily Insured, City University System, Consolidated Fifth General Resolution, Refunding, Series B, BHAC Insured, 5.00%, 7/01/21	10,160,000	10,248,697
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%, 7/01/22	9,240,000	10,537,296
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/19	440,000	445,667
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/20	280,000	283,688
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/21	440,000	445,667
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/19	5,030,000	5,092,876

franklintempleton.com	Semiannual Report	17

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/20	$3,220,000	$3,260,250
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/21	5,035,000	5,097,938
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/26.	8,000,000	8,903,520
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL Insured, 5.50%, 5/15/21	7,000,000	7,783,650
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL Insured, 5.50%, 5/15/24	7,790,000	9,268,230
New York State Dormitory Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 3/15/25	12,000,000	14,078,400
Series A, 5.00%, 3/15/32	7,000,000	8,186,010
Series A, 5.00%, 3/15/33	5,000,000	5,939,850
Series B, 5.00%, 3/15/29	15,000,000	17,567,700
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,193,120
General Purpose, Refunding, Series A, 5.00%, 2/15/29	12,215,000	14,416,754
General Purpose, Refunding, Series A, 4.00%, 2/15/33	10,000,000	10,613,000
Refunding, Series A, 5.00%, 2/15/21	7,105,000	7,536,558
Series A, Pre-Refunded, 5.00%, 2/15/21	30,000	31,788
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinated, Refunding, Series A, 5.00%, 6/15/22	5,600,000	6,299,888
New York State Environmental Facilities Corp. State Personal Income Tax Revenue,
Series A, 5.00%, 12/15/21	15,000	15,370
Series A, Pre-Refunded, 5.00%, 12/15/21	1,100,000	1,126,290
New York State GO,
Series A, 5.00%, 3/15/26	5,195,000	6,076,540
Series E, 3.25%, 12/15/26	10,520,000	10,857,166
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,815,000	8,280,930
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,169,550
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/20	5,705,000	6,028,816
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	6,121,883
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	4,876,071
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,522,300
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,488,900
Series I, 5.00%, 1/01/25	5,000,000	5,511,750
New York State Thruway Authority Revenue,
General, Refunding, Series L, 5.00%, 1/01/32	1,750,000	2,055,060
Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,251,550
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, Pre-Refunded, 5.00%, 4/01/23	5,000,000	5,322,200
Series B, Pre-Refunded, 5.00%, 4/01/21	5,000,000	5,164,550
New York State Thruway Authority State Personal Income Tax Revenue,
Transportation, Series A, 5.00%, 3/15/26	5,000,000	5,435,050
Transportation, Series A, Pre-Refunded, 5.00%, 3/15/21	10,000,000	10,325,000

18	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series A, Subseries A-2, 5.00%, 1/01/22	$7,650,000	$8,085,973
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	7,470,984
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	10,291,700
State Personal Income Tax, Economic Development and Housing, Series A-1, Pre-Refunded, 5.00%, 12/15/22	1,500,000	1,536,390
State Personal Income Tax, Economic Development and Housing, Series A-1, Pre-Refunded, 5.00%, 12/15/23	2,500,000	2,560,650
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/30	10,000,000	11,782,900
State Personal Income Tax, General Purpose, Series E, 5.00%, 3/15/22	5,000,000	5,572,950
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%, 10/01/19	6,045,000	6,169,648
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%, 7/15/29	7,060,000	7,821,209
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/25	2,655,000	3,105,846
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/28	3,250,000	3,732,625
Consolidated, Refunding, One Hundred Ninety-Fourth Series, 5.00%, 10/15/28	9,085,000	10,656,069
Sales Tax Asset Receivable Corp. Revenue, Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/25	5,000,000	5,847,600
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28	1,755,000	1,927,095
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	10,245,000	11,111,317
Suffolk County GO,
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	5,649,189
Refunding, Series A, 5.00%, 4/01/19	3,435,000	3,546,981
Refunding, Series A, 5.00%, 4/01/20	2,240,000	2,309,440
Refunding, Series D, BAM Insured, 4.00%, 10/15/28	10,000,000	10,841,000
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%, 4/15/18	1,050,000	1,050,861
Triborough Bridge and Tunnel Authority Revenue,
MTA Bridges and Tunnels, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/31	5,000,000	3,167,800
MTA Bridges and Tunnels, Capital Appreciation, Subordinate, Refunding, Series A, zero cpn., 11/15/30	14,175,000	9,367,832
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/28	4,000,000	4,923,080
MTA Bridges and Tunnels, General, Series A, Pre-Refunded, 5.00%, 1/01/27	10,000,000	11,122,700
MTA Bridges and Tunnels, General, Series B-3, 5.00%, 11/15/34	3,480,000	4,006,907
MTA Bridges and Tunnels, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	12,203,509
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24	2,600,000	2,876,536
Public Improvement, Refunding, 5.00%, 11/15/28	2,995,000	3,309,116
Utility Debt Securitization Authority Revenue, Restructuring, Refunding, Series A, 5.00%, 12/15/26	5,000,000	5,847,200
Yonkers GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	1,000,000	1,106,470

Total Municipal Bonds before Short Term Investments (Cost $1,001,978,651)		1,030,413,738

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FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value
Short Term Investments 0.1%
Municipal Bonds 0.1%
New York 0.1%

[a] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4, SPA Bank of Montreal, Daily VRDN and Put, 1.73%, 6/15/49

	$ 100,000	$ 100,000
[a] Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridge and Tunnels, Refunding, Subseries B-2, LOC Citibank, Weekly VRDN and Put, 1.66%, 1/01/32	500,000	500,000

Total Short Term Investments (Cost $600,000)		600,000

Total Investments (Cost $1,002,578,651) 99.1%		1,031,013,738
Other Assets, less Liabilities 0.9%		9,669,359

Net Assets 100.0%		$1,040,683,097

See Abbreviations on page 30.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN NEW YORK TAX-FREE TRUST

Financial Statements

Statement of Assets and Liabilities

March 31, 2018 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,002,578,651

Value - Unaffiliated issuers	$1,031,013,738
Cash	104,843
Receivables:
Capital shares sold	388,056
Interest	12,363,429
Other assets	964

Total assets	1,043,871,030

Liabilities:
Payables:
Capital shares redeemed	2,088,227
Management fees	410,900
Distribution fees	227,300
Transfer agent fees	44,970
Distributions to shareholders	323,288
Accrued expenses and other liabilities	93,248

Total liabilities	3,187,933

Net assets, at value	$1,040,683,097

Net assets consist of:
Paid-in capital	$1,022,302,405
Undistributed net investment income	1,150,404
Net unrealized appreciation (depreciation)	28,435,087
Accumulated net realized gain (loss)	(11,204,799)

Net assets, at value	$1,040,683,097

Class A:
Net assets, at value	$470,970,502

Shares outstanding	41,515,035

Net asset value per share[a]	$11.34

Maximum offering price per share (net asset value per share ÷ 97.75%)	$11.60

Class C:
Net assets, at value	$140,184,930

Shares outstanding	12,314,970

Net asset value and maximum offering price per share[a]	$11.38

Class R6:
Net assets, at value	$73,013,390

Shares outstanding	6,420,516

Net asset value and maximum offering price per share	$11.37

Advisor Class:
Net assets, at value	$356,514,275

Shares outstanding	31,334,663

Net asset value and maximum offering price per share	$11.38

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended March 31, 2018 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

Investment income:
Interest:
Unaffiliated issuers	$17,395,255

Expenses:
Management fees (Note 3a)	2,529,929
Distribution fees: (Note 3c)
Class A	244,283
Class C	483,163
Transfer agent fees: (Note 3e)
Class A	146,804
Class C	44,857
Class R6	3,457
Advisor Class	121,151
Custodian fees (Note 4)	4,593
Reports to shareholders	24,699
Registration and filing fees	24,876
Professional fees	26,977
Trustees’ fees and expenses	21,506
Other	39,455

Total expenses	3,715,750

Net investment income	13,679,505

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(557,506)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(26,223,017)

Net realized and unrealized gain (loss)	(26,780,523)

Net increase (decrease) in net assets resulting from operations	$(13,101,018)

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FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin New York Intermediate-Term Tax-Free Income Fund

	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$13,679,505	$ 28,080,681
Net realized gain (loss)	(557,506)	(3,971,742)
Net change in unrealized appreciation (depreciation)	(26,223,017)	(27,837,576)

Net increase (decrease) in net assets resulting from operations	(13,101,018)	(3,728,637)

Distributions to shareholders from:
Net investment income:
Class A	(6,282,503)	(13,394,723)
Class C	(1,495,001)	(3,421,658)
Class R6	(421,298)	(22)
Advisor Class	(5,359,335)	(11,050,250)

Total distributions to shareholders	(13,558,137)	(27,866,653)

Capital share transactions: (Note 2)
Class A	(14,175,219)	(62,241,187)
Class C	(13,454,966)	(30,297,212)
Class R6	73,991,635	5,000
Advisor Class	(73,859,753)	26,093,798

Total capital share transactions	(27,498,303)	(66,439,601)

Net increase (decrease) in net assets	(54,157,458)	(98,034,891)
Net assets:
Beginning of period	1,094,840,555	1,192,875,446

End of period	$1,040,683,097	$1,094,840,555

Undistributed net investment income included in net assets:
End of period	$1,150,404	$ 1,029,036

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FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Financial Statements (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

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FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At March 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	4,007,791	$46,228,551	5,107,402	$59,111,925
Shares issued in reinvestment of distributions	494,873	5,672,218	1,051,089	12,176,250
Shares redeemed	(5,756,106)	(66,075,988)	(11,546,379)	(133,529,362)
Net increase (decrease)	(1,253,442)	$(14,175,219)	(5,387,888)	$(62,241,187)

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FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017[a]
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	458,571	$5,301,704	1,382,539	$16,063,719
Shares issued in reinvestment of distributions	107,617	1,238,040	241,142	2,802,474
Shares redeemed	(1,734,929)	(19,994,710)	(4,240,027)	(49,163,405)
Net increase (decrease)	(1,168,741)	$(13,454,966)	(2,616,346)	$(30,297,212)
Class R6 Shares:
Shares sold	6,516,310	$75,090,357	428	$5,000
Shares issued in reinvestment of distributions	36,967	421,180	—	—
Shares redeemed	(133,189)	(1,519,902)	—	—
Net increase (decrease)	6,420,088	$73,991,635	428	$5,000
Advisor Class Shares:
Shares sold	4,673,189	$53,905,971	11,119,828	$129,047,522
Shares issued in reinvestment of distributions	371,145	4,270,632	775,245	9,008,079
Shares redeemed	(11,453,966)	(132,036,356)	(9,670,547)	(111,961,803)
Net increase (decrease)	(6,409,632)	$(73,859,753)	2,224,526	$26,093,798

aFor the period August 1, 2017 (effective date) to September 30, 2017, for Class R6.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

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FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

For the period ended March 31, 2018, the annualized gross effective investment management fee rate was 0.472% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$27,339
CDSC retained	$3,902

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended March 31, 2018, the Fund paid transfer agent fees of $316,269, of which $98,318 was retained by Investor Services.

f. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended March 31, 2018, these purchase and sale transactions aggregated $25,300,000 and $10,900,000, respectively.

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FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

4. Expense Offset Arrangement

Effective December 1, 2017, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2018, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2017, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2018	$1,069,047
Capital loss carryforwards not subject to expiration:
Short term	9,092,981
Long term	485,266
Total capital loss carryforwards	$10,647,294

At March 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,002,252,725
Unrealized appreciation	$31,602,597
Unrealized depreciation	(2,841,584)
Net unrealized appreciation (depreciation)	$28,761,013

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management has reviewed the requirements and believes the adoption of these provisions of the Act will not have a material impact on the financial statements.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2018, aggregated $62,329,789 and $89,293,765, respectively.

7. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2018, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

For detailed categories, see accompanying Statement of Investments.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CSD	Central School District
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SPA	Standby Purchase Agreement

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FRANKLIN NEW YORK TAX-FREE TRUST

Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017 AND DECEMBER 29, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Franklin New York Tax-Free Trust was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017 and December 29, 2017. The purpose of the meeting was to elect Trustees of Franklin New York Tax-Free Trust and to vote on the following proposals: to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval and to approve an amended fundamental investment restriction regarding investments in commodities for the Fund. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin New York Tax-Free Trust: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson, and John B. Wilson; and (ii) sufficient votes were not received to pass the proposals to use a “manager of managers” structure and to approve the amended fundamental investment restriction regarding investments in commodities. No other business was transacted at the meeting.

In connection with the meeting, management is aware that some shareholders received from the proxy solicitor numerous calls and mailings that may have been distracting. Management is taking steps to ensure that, in the future, for any new shareholder meeting solicitations that occur, such activity is not repeated. Management apologizes for any inconvenience that may have been caused as a result of such calls and mailings.

The results of the voting at the meeting are as follows:

Proposal 1.	To elect a Board of Trustees:

Name	For	Withheld

Harris J. Ashton	58,267,110	1,403,377

Terrence J. Checki	58,303,970	1,366,518

Mary C. Choksi	58,417,641	1,252,847

Edith E. Holiday	58,223,718	1,446,770

Gregory E. Johnson	58,322,519	1,347,968

Rupert H. Johnson, Jr	58,266,620	1,403,867

J. Michael Luttig	58,321,562	1,348,926

Larry D. Thompson	58,277,561	1,392,927

John B. Wilson	58,310,809	1,359,679

Total Trust Shares Outstanding*: 94,061,330

* As of the record date.

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FRANKLIN NEW YORK TAX-FREE TRUST

SPECIAL MEETING OF SHAREHOLDERS

Proposal 2.	To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval:

Shares

For	34,595,064

Against	2,902,884

Abstain	1,378,595

Broker Non-Votes	20,793,950

Total Fund Shares Voted	59,670,488

Total Fund Shares Outstanding*	94,061,330

Proposal 3.	To approve an amended fundamental investment restriction regarding investments in commodities:

Shares

For	34,921,025

Against	2,104,420

Abstain	1,851,093

Broker Non-Votes	20,793,950

Total Fund Shares Voted	59,670,488

Total Fund Shares Outstanding*	94,061,330

32	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Intermediate-Term Tax-Free Income Fund

(Fund)

At an in-person meeting held on February 27, 2018 (Meeting), the Board of Trustees (Board) of Franklin New York Tax-Free Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided

franklintempleton.com	Semiannual Report	33

FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

SHAREHOLDER INFORMATION

by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2017. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional New York intermediate municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and eight other New York intermediate municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

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FRANKLIN NEW YORK TAX-FREE TRUST

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

SHAREHOLDER INFORMATION

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter Franklin New York Intermediate-Term Tax-Free Income Fund Investment Manager Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236 franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	153 S 05/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	May 24, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	May 24, 2018